Business Combinations - Pro Forma and Historical Consolidation Result (Detail) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 26	$ 5,613	$ 5,039	$ 5,080
Net income (loss)	$ (6)	1,309	778	935
Revenue		5,619	5,072	5,113
Net Income (Loss)		$ 1,310	$ 783	$ 935